Debt instruments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instruments Classification [Abstract]
Debt instruments - Financial assets held for trading	[1]	R$ 0	R$ 34,879,681	R$ 59,994,946
Financial Assets Measured At Fair Value Through Profit Or Loss		3,171,746	0	0
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading		50,066,469	0	0
Other Financial assets designated at fair value through profit or loss		0	1,658,689	1,668,749
Financial assets - available-for-sale		0	84,716,747	55,829,572
Debt instruments - Financial Assets Measured At Fair Value Through Other Comprehensive Income	[1]	85,395,691	0	0
Investments Held-to-Maturity		0	10,214,454	10,048,761
Loans and receivables		0	17,616,515	16,283,259
Financial Assets Measured At Amortized Cost		36,799,509	0	0
Of which:
Debt Instruments		39,513,460	20,400,082	17,838,162
Impairment losses		(2,713,951)	(2,783,567)	(1,554,903)
Total		175,433,415	149,086,086	143,825,287
Type:
Government securities - Brazil (2)	[2]	116,531,146	122,362,389	122,971,854
Debentures and Promissory notes		10,555,952	12,097,230	12,922,763
Other debt securities		48,346,317	14,626,467	7,930,670
Total		R$ 175,433,415	R$ 149,086,086	R$ 143,825,287

[1]	On December 31, 2018, management decided to change the classification of Financial Treasury Bills - LFT, of the securities portfolio of Getnet Adquirencia e Servicos para Meios de Pagamento S.A. (Getnet SA), Banco Bandepe SA and Santander Corretora de Cambio e Valores Mobiliarios S.A. (Santander CCVM). The securities were transferred from the Trading to Available for Sale category, in the amounts of R$739,430, R$14,099 and R$375,488, respectively. Such transfers did not impact the amounts of Consolidated and also did not generate effect on the result. The change in the category occurred due to the revaluation of the recent trading history of these assets.
[2]	Includes, substantially, National Treasury Bills (LTN), Treasury Bills (LFT) e National Treasury Notes (NTN-A, NTN-B, NTN-C e NTN-F